2011 PRIVATE PLACEMENT (Details Textuals) (USD $)	9 Months Ended						9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 01, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Sep. 30, 2012 Private Placement [Member]	Dec. 31, 2011 Private Placement [Member]
Private placement additional details
The Company raised aggregate gross proceeds pursuant to a Private Placement										$ 7,093,065
Subscription agreements for the sale and issuance of shares										5,481,757
Subscription agreements for the sale and issuance of Series A Preferred Stock										1,807,229
common stock, par value	$ 0.001				$ 0.001	$ 0.001
Series A Preferred Stock, par value					$ 0.001
Purchase price per share			$ 1.00	$ 0.85	$ 0.83
Consideration received										Investors who invested in the aggregate a minimum of $1,500,000 received Series A Preferred Stock, which has the rights and preferences set forth in the Certificate of Designation. Investors who purchased Series A Preferred Stock received a four year warrant to purchase 50% of the shares purchased and the investors who purchased common stock received a four year warrant to purchase 35% of the shares purchased. The warrants are exercisable at an exercise price of $1.33
Cumulative preferred stock dividend, rate										10.00%
Accrued preferred stock dividend									$ 124,137	$ 97,110
Increase in number of the Preferred Stock, shares									98,091	117,001
Fair value of the warrants
Risk free interest rate	2.26%	3.90%					2.26%	3.90%
Volatility	78.53%	117.00%					78.53%	116.55%
Exercise price								$ 1.33
Market value								$ 0.83
Expected life	5 years							5 years